Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Revenue	$ 1,992,269	[1]	$ 2,583,058	[1]	$ 1,997,754	[1]
PUERTO RICO
Segment Reporting Information [Line Items]
Net Revenue	1,551,518	[1]	2,138,629	[1]	1,566,081	[1]
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	347,460	[1]	339,664	[1]	306,667	[1]
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 93,291	[1]	$ 104,765	[1]	$ 125,006	[1]

[1]	Total revenues include net interest income, service charges on deposit accounts, other service fees, net gain on sale and valuation adjustments of investment securities, trading account profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income